ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4.       ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	July 31, 2017 $	April 30, 2017 $

Trade payables	327,118	265,116
Amounts due to related parties (Note 8)	198,844	197,954
Interest payable on promissory notes (Note 5)	318,694	705,536

Total accounts payable and accrued liabilities	844,656	1,168,606

4.       ACCOUNTS PAYABLE AND ACCRUED LIABILITIES:

	April 30, 2017 $	April 30, 2016 $

Trade payables	265,116	307,316
Amounts due to related parties (Note 9)	197,954	189,501
Interest payable on promissory notes (Note 5)	705,536	526,320

Total accounts payable and accrued liabilities	1,168,606	1,023,137